DEBT - Long-term loan, related party (Details)							12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Dec. 19, 2024 USD ($)	Dec. 19, 2024 CNY (¥)	Jun. 02, 2023 USD ($)	Jun. 02, 2023 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2025 CNY (¥)	Jun. 02, 2023 CNY (¥)
DEBT
Interest expense							$ 15,929	$ 139,752	$ 83,543
Related party
DEBT
Long-term loans, including current portion								1,384,811
Total long-term loans, non-current	$ 0						0	$ 1,384,811
Loan from GZ Rural Bank | Mr. Jie Xiao
DEBT
Debt amount	1,378,037				$ 1,378,037		$ 1,378,037			¥ 10,000,000	¥ 10,000,000
Debt term					3 years	3 years
Basis points					0.55%	0.55%
Effective interest rate					4.10%						4.10%
Loan from Mr. Jie Xiao | Related party
DEBT
Debt amount					$ 1,378,037						¥ 10,000,000
Repayments of related party debt	$ 68,902	¥ 500,000	$ 1,309,135	¥ 9,500,000	$ 1,378,037	¥ 10,000,000